SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Feb. 25, 2025	Mar. 07, 2025	Dec. 31, 2024	Oct. 21, 2024
Subsequent Event [Line Items]
Exercise price per share			$ 2.95	$ 1.50
Subsequent Event [Member]
Subsequent Event [Line Items]
Annual cost savings		$ 4.0
Gross proceeds from issuance of warrants	$ 1.4
Subsequent Event [Member] | October Warrants [Member]
Subsequent Event [Line Items]
Exercise price per share	$ 0.58
Subsequent Event [Member] | October Warrants [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrants to purchase of common stock	1,302,082
Subsequent Event [Member] | August Warrants [Member]
Subsequent Event [Line Items]
Exercise price per share	$ 0.58
Subsequent Event [Member] | August Warrants [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrants to purchase of common stock	1,136,391
Subsequent Event [Member] | Unregistered Common Warrants [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrants to purchase of common stock	2,926,166
Subsequent Event [Member] | October and August Warrants [Member]
Subsequent Event [Line Items]
Percentage of number of common stock issuable upon exercise of warrants holders	120.00%